Financial instruments - Summary of Expected Future Payments for Liabilities (Detail) - Liquidity Risk - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Financial liabilities	$ 417,744	$ 435,632
01 to 60 days
Disclosure of financial liabilities [line items]
Financial liabilities	23,513	21,008
61 to 120 days
Disclosure of financial liabilities [line items]
Financial liabilities	1,364	1,506
121 to 180 days
Disclosure of financial liabilities [line items]
Financial liabilities	189,751	252,283
181 to 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	105,561	15,756
Over 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	97,555	145,079
Suppliers
Disclosure of financial liabilities [line items]
Financial liabilities	4,808	3,256
Suppliers | 01 to 60 days
Disclosure of financial liabilities [line items]
Financial liabilities	4,808	3,256
Suppliers | 61 to 120 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Suppliers | 121 to 180 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Suppliers | 181 to 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Suppliers | Over 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Investment fund participating shares
Disclosure of financial liabilities [line items]
Financial liabilities		262
Investment fund participating shares | 01 to 60 days
Disclosure of financial liabilities [line items]
Financial liabilities		0
Investment fund participating shares | 61 to 120 days
Disclosure of financial liabilities [line items]
Financial liabilities		0
Investment fund participating shares | 121 to 180 days
Disclosure of financial liabilities [line items]
Financial liabilities		0
Investment fund participating shares | 181 to 360 days
Disclosure of financial liabilities [line items]
Financial liabilities		0
Investment fund participating shares | Over 360 days
Disclosure of financial liabilities [line items]
Financial liabilities		262
Leases
Disclosure of financial liabilities [line items]
Financial liabilities	19,582	20,756
Leases | 01 to 60 days
Disclosure of financial liabilities [line items]
Financial liabilities	816	655
Leases | 61 to 120 days
Disclosure of financial liabilities [line items]
Financial liabilities	680	548
Leases | 121 to 180 days
Disclosure of financial liabilities [line items]
Financial liabilities	691	591
Leases | 181 to 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	2,110	1,884
Leases | Over 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	15,285	17,078
Carried interest allocation
Disclosure of financial liabilities [line items]
Financial liabilities	31,929	12,450
Carried interest allocation | 01 to 60 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Carried interest allocation | 61 to 120 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Carried interest allocation | 121 to 180 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	10,370
Carried interest allocation | 181 to 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	9,352	2,080
Carried interest allocation | Over 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	22,577	0
Consideration payable on acquisition
Disclosure of financial liabilities [line items]
Financial liabilities	35,029	13,708
Consideration payable on acquisition | 01 to 60 days
Disclosure of financial liabilities [line items]
Financial liabilities	834	0
Consideration payable on acquisition | 61 to 120 days
Disclosure of financial liabilities [line items]
Financial liabilities	684	958
Consideration payable on acquisition | 121 to 180 days
Disclosure of financial liabilities [line items]
Financial liabilities	1,704	0
Consideration payable on acquisition | 181 to 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	7,155	11,792
Consideration payable on acquisition | Over 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	24,652	958
Contingent consideration payable on acquisition
Disclosure of financial liabilities [line items]
Financial liabilities	20,376	26,475
Contingent consideration payable on acquisition | 01 to 60 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Contingent consideration payable on acquisition | 61 to 120 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Contingent consideration payable on acquisition | 121 to 180 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Contingent consideration payable on acquisition | 181 to 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Contingent consideration payable on acquisition | Over 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	20,376	26,475
Commitment subject to possible redemption
Disclosure of financial liabilities [line items]
Financial liabilities	187,356	240,311
Commitment subject to possible redemption | 01 to 60 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Commitment subject to possible redemption | 61 to 120 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Commitment subject to possible redemption | 121 to 180 days
Disclosure of financial liabilities [line items]
Financial liabilities	187,356	240,311
Commitment subject to possible redemption | 181 to 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Commitment subject to possible redemption | Over 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Gross obligation under put option
Disclosure of financial liabilities [line items]
Financial liabilities	101,609	100,306
Gross obligation under put option | 01 to 60 days
Disclosure of financial liabilities [line items]
Financial liabilities		0
Gross obligation under put option | 61 to 120 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Gross obligation under put option | 121 to 180 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Gross obligation under put option | 181 to 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	86,944	0
Gross obligation under put option | Over 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	14,665	100,306
Derivative financial instruments
Disclosure of financial liabilities [line items]
Financial liabilities	0	1,053
Derivative financial instruments | 01 to 60 days
Disclosure of financial liabilities [line items]
Financial liabilities		42
Derivative financial instruments | 61 to 120 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Derivative financial instruments | 121 to 180 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	1,011
Derivative financial instruments | 181 to 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Derivative financial instruments | Over 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Client funds payable
Disclosure of financial liabilities [line items]
Financial liabilities	17,055	17,055
Client funds payable | 01 to 60 days
Disclosure of financial liabilities [line items]
Financial liabilities	17,055	17,055
Client funds payable | 61 to 120 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Client funds payable | 121 to 180 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Client funds payable | 181 to 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Client funds payable | Over 360 days
Disclosure of financial liabilities [line items]
Financial liabilities	$ 0	$ 0